Net Revenues by Geographic Region (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Japan USD ($)	Dec. 31, 2013 Japan CNY	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2013 South Africa USD ($)	Dec. 31, 2013 South Africa CNY	Dec. 31, 2012 South Africa CNY	Dec. 31, 2011 South Africa CNY	Dec. 31, 2013 Germany USD ($)	Dec. 31, 2013 Germany CNY	Dec. 31, 2012 Germany CNY	Dec. 31, 2011 Germany CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2013 USA USD ($)	Dec. 31, 2013 USA CNY	Dec. 31, 2012 USA CNY	Dec. 31, 2011 USA CNY	Dec. 31, 2013 South Korea USD ($)	Dec. 31, 2013 South Korea CNY	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2013 Canada USD ($)	Dec. 31, 2013 Canada CNY	Dec. 31, 2012 Canada CNY	Dec. 31, 2011 Canada CNY	Dec. 31, 2013 United Kingdom USD ($)	Dec. 31, 2013 United Kingdom CNY	Dec. 31, 2012 United Kingdom CNY	Dec. 31, 2011 United Kingdom CNY	Dec. 31, 2013 Netherlands USD ($)	Dec. 31, 2013 Netherlands CNY	Dec. 31, 2011 Netherlands CNY	Dec. 31, 2013 India USD ($)	Dec. 31, 2013 India CNY	Dec. 31, 2012 India CNY	Dec. 31, 2011 India CNY	Dec. 31, 2013 Spain USD ($)	Dec. 31, 2013 Spain CNY	Dec. 31, 2012 Spain CNY	Dec. 31, 2011 Spain CNY	Dec. 31, 2013 Portugal USD ($)	Dec. 31, 2013 Portugal CNY	Dec. 31, 2012 Portugal CNY	Dec. 31, 2011 Portugal CNY	Dec. 31, 2013 Australia USD ($)	Dec. 31, 2013 Australia CNY	Dec. 31, 2012 Australia CNY	Dec. 31, 2011 Australia CNY	Dec. 31, 2013 Belgium USD ($)	Dec. 31, 2013 Belgium CNY	Dec. 31, 2012 Belgium CNY	Dec. 31, 2011 Belgium CNY	Dec. 31, 2013 Malaysia USD ($)	Dec. 31, 2013 Malaysia CNY	Dec. 31, 2012 Malaysia CNY	Dec. 31, 2013 France USD ($)	Dec. 31, 2013 France CNY	Dec. 31, 2012 France CNY	Dec. 31, 2011 France CNY	Dec. 31, 2013 Israel USD ($)	Dec. 31, 2013 Israel CNY	Dec. 31, 2012 Israel CNY	Dec. 31, 2013 Thailand USD ($)	Dec. 31, 2013 Thailand CNY	Dec. 31, 2012 Thailand CNY	Dec. 31, 2011 Thailand CNY	Dec. 31, 2013 Greece USD ($)	Dec. 31, 2013 Greece CNY	Dec. 31, 2012 Greece CNY	Dec. 31, 2011 Greece CNY	Dec. 31, 2013 Italy USD ($)	Dec. 31, 2013 Italy CNY	Dec. 31, 2012 Italy CNY	Dec. 31, 2011 Italy CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY
Revenue, Major Customer [Line Items]
Net Revenue	$ 780,629	4,725,692	3,678,380	6,416,485	$ 194,808	1,179,308	248,047	13,508	$ 120,416	728,960	814	1,081	$ 114,665	694,148	1,489,499	2,652,159	$ 89,180	539,866	382,469	599,247	$ 69,622	421,473	513,163	859,290	$ 36,150	218,844	260,887	76,954	$ 30,947	187,343	1,506	157,650	$ 19,044	115,289	15,491	14,821	$ 14,989	90,741	330,920	$ 13,927	84,310	263,228	136,249	$ 10,419	63,075	7,043	152,133	$ 10,311	62,420	22,252	20,730	$ 9,799	59,317	27,773	448,498	$ 9,535	57,719	44,941	132,932	$ 8,075	48,882	251	$ 5,807	35,155	62,507	303,328	$ 4,053	24,536	170	$ 3,181	19,259	189	36,673	$ 2,706	16,384	80,381	44,938	$ 2,332	14,113	149,196	358,121	$ 10,663	64,550	108,573	77,253